Other Expenses (Income) - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Disclosure of financial assets [line items]
Write-down of investment		$ 3,850
Investments In Subscription Receipts [member]
Disclosure of financial assets [line items]
Write-down of investment	$ 3,850
Unrealized loss of investment	$ 4,083